Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued
Common stock, par value	$ 0.05	$ 0.05
Common stock, shares authorized	70,000,000	70,000,000
Common stock, shares issued	49,423,152	48,546,817
Treasury stock, shares	829,526	629,320